Lease liabilities	9 Months Ended
Sep. 30, 2019
Lease liabilities.
Lease liabilities

8.Lease liabilities

Lease obligations relate to the Company’s rent of office space and warehouse space. The term of the leases expire on November 1, 2020, July 1, 2020, September 1, 2021 and August 1, 2022 with the Company holding an option to renew for the office space for a further five years.

As at September 30, 2019, the contractual undiscounted cash flows related to leases were as follows:

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$746,394	$112,511	$633,883
Between one and five years	976,313	158,926	817,387
More than five years	196,044	12,579	183,465
	$1,918,751	$284,016	1,634,735
Current portion of lease liabilities			633,883
Non-current portion of lease liabilities			$1,000,852